RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2020
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 27. RELATED PARTY TRANSACTIONS AND BALANCES

Sales to related party – sales to related party consisted of the following:

	For the years ended June 30,
	2018	2019	2020	2020
	RMB	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥577,009	¥3,726,894	¥—	$—
Total revenues from related party	¥577,009	¥3,726,894	¥—	$—

Prepaid expenses - related parties - prepaid expenses - related parties consisted of the following:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Founders	¥132,600	¥—	¥—
Founders' family member	85,000	—	—
Total prepaid expenses - related parties	¥217,600	¥—	$—

Leases from related parties - The Company has various agreements for the lease of office space owned by the Founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥120,000 with annual rental expense at ¥1.44 million ($0.20 million). The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2020 - March 31, 2022	¥40,000	$5,658
BHD	One of the Founders	Jan 1, 2020- Dec 31, 2020	22,500	3,183
BHD	Founders' family member	Jan 1, 2020- Dec 31, 2020	47,500	6,719
Recon-BJ	One of the Founders	July 1, 2020-Jun 1 ,2021	10,000	1,414

As of June 30, 2020, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥803,503  ($113,654) and ¥803,503  ($113,654), respectively.

Guarantee/collateral related parties - The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 17).